Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of details of company's principal subsidiaries
Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Technologies Co., Ltd. (“Powerbridge HK”)	100%	July 27, 2018	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd	100%	July 28, 2020	Hong Kong, PRC	Investment holding
Zhuhai Powerbridge Technologies Co., Ltd. (“Powerbridge Zhuhai”)	100%	October 30, 1997	the PRC	software application and technology services
Shenzhen Hongding Interconnect Technology Co., Ltd	100%	October 21, 2020	the PRC	software application and technology services
Shantou Hongrui Information Tehcnology Co., Ltd. (“Shantou Hongrui”)*	38%	On August 19, 2019	the PRC	software application and technology services
Ningbo Powerbridge Pet Product Cross-border E-Commerce Service Co., Ltd. (“Ningbo Powerbridge”)	60%	September 29, 2019	the PRC	E-commerce
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100%	July 28, 2020	the PRC	software application and technology services
Wuhan Honggang Tehcnology Co., Ltd (“Honggang”)	60%	June 21, 2019	the PRC	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd* (“Zhixin”)	45%	September 2, 2019	the PRC	software application and technology services

* Certain third-party shareholders of Shantou Hongrui and Zhixin signed consents with the Company for the year ended December 31, 2020, which stated that the Company has the power and control to direct the activities that most significantly impact Shantou Hongrui and Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Shantou Hongrui and Zhixin based on the voting power.